Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	CY
Entity Current Reporting Status	Yes
Entity Registrant Name	IVANHOE MINES LTD.
Entity Central Index Key	0001158041
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	568,560,669

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents (Note 5)	$ 1,264,031	$ 965,823
Short-term investments (Note 6)	98,373	14,999
Accounts receivable (Note 7)	65,741	39,349
Inventories (Note 8)	40,564	18,015
Prepaid expenses	23,338	15,988
TOTAL CURRENT ASSETS	1,492,047	1,054,174
LONG-TERM INVESTMENTS (Note 9)	151,191	93,511
OTHER LONG-TERM INVESTMENTS (Note 10)	191,816	145,035
PROPERTY, PLANT AND EQUIPMENT (Note 11)	1,332,648	218,781
DEFERRED INCOME TAXES (Note 16)	16,889	6,953
OTHER ASSETS (Note 12)	33,883	16,227
TOTAL ASSETS	3,218,474	1,534,681
LIABILITIES
Accounts payable and accrued liabilities (Note 13)	260,528	55,128
Amounts due under credit facilities (Note 14)	14,615	17,544
Interest payable on long-term debt (Note 15 (b))	6,312	4,712
Convertible credit facility (Note 15 (a))		378,916
Rights offering derivative liability (Note 18(d))	766,238
TOTAL CURRENT LIABILITIES	1,047,693	456,300
CONVERTIBLE CREDIT FACILITY (Note 15 (b))	248,284	544,990
AMOUNTS DUE UNDER CREDIT FACILITIES (Note 14)	40,080	37,979
PAYABLES TO RELATED PARTY (Note 22 (a))	14,013
DEFERRED INCOME TAXES (Note 16)	11,123	10,888
ASSET RETIREMENT OBLIGATIONS (Note 17)	40,838	5,436
TOTAL LIABILITIES	1,402,031	1,055,593
COMMITMENTS AND CONTINGENCIES (Note 24)
EQUITY
SHARE CAPITAL (Note 18)	3,378,921	1,886,789
SHARE PURCHASE WARRANTS (Note 18 (b) and (c))	11,832	27,386
BENEFICIAL CONVERSION FEATURE (Note 15 (a))		30,250
ADDITIONAL PAID-IN CAPITAL	1,303,581	348,468
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Note 19)	33,075	(14,578)
DEFICIT	(2,913,576)	(1,800,179)
TOTAL IVANHOE MINES LTD. SHAREHOLDERS' EQUITY	1,813,833	478,136
NONCONTROLLING INTERESTS (Note 20)	2,610	952
TOTAL EQUITY	1,816,443	479,088
TOTAL LIABILITIES AND EQUITY	$ 3,218,474	$ 1,534,681

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Common shares, par value
Common shares, authorized	Unlimited	Unlimited
Common stock, shares, issued	568,560,669	425,447,552
Common stock, shares, outstanding	568,560,669	425,447,552

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations
REVENUE	$ 79,777	$ 36,038
COST OF SALES
Production and delivery	(66,738)	(23,611)
Depreciation and depletion	(13,306)	(5,814)
Write-down of carrying value of inventory	(14,729)
COST OF SALES	(94,773)	(29,425)
EXPENSES
Exploration (Note 3 and 18 (a))	(218,626)	(177,062)
General and administrative (Note 18 (a))	(84,427)	(45,750)
Depreciation	(2,096)	(4,326)
Accretion of asset retirement obligations	(199)	(141)
Gain on sale of other mineral property rights		3,000
Write-down of carrying values of property, plant and equipment	(2,338)	(1,243)
TOTAL EXPENSES	(402,459)	(254,947)
OPERATING LOSS	(322,682)	(218,909)
OTHER INCOME (EXPENSES)
Interest income	16,567	3,587
Interest expense	(32,827)	(21,601)
Accretion of convertible credit facilities (Note 15)	(11,709)	(14,345)
Foreign exchange gains	8,700	34,070
Unrealized gains on long-term investments (Note 9 (d))	360	1,099
Unrealized gains on other long-term investments	4,508	438
Realized gain on redemption of other long-term investments (Note 10 (a))	151	1,458
Change in fair value of derivative (Note 18 (d))	135,680
Change in fair value of embedded derivatives (Note 15 (b))	100,637	(44,980)
Loss on conversion of convertible credit facility (Note 15 (b))	(154,316)
Transaction costs on issuance of convertible debenture (Note 15 (b))		(9,399)
Write-down of carrying value of long-term investments (Note 9 (c))	(485)
Gain on sale of long-term investment		1,424
SouthGobi Hong Kong listing fees		(2,470)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(255,416)	(269,628)
Recovery of income taxes (Note 16)	13,118	13,465
Share of loss of significantly influenced investees (Note 9)	(42,718)	(45,898)
NET LOSS FROM CONTINUING OPERATIONS	(285,016)	(302,061)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS (Note 4)	6,585	(3,645)
NET LOSS	(278,431)	(305,706)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 20)	66,952	25,535
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	$ (211,479)	$ (280,171)
BASIC AND DILUTED (LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO IVANHOE MINES LTD. FROM
CONTINUING OPERATIONS	$ (0.43)	$ (0.68)
DISCONTINUED OPERATIONS	$ 0.01	$ (0.01)
EARNINGS PER SHARE, BASIC AND DILUTED	$ (0.42)	$ (0.69)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's)	502,550	407,811

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Share Capital [Member]	Share Purchase Warrants [Member]	Beneficial Conversion Feature [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]	Total
Balances, Value, at Dec. 31, 2008	$ 1,485,864	$ 32,560	$ 28,883	$ 293,485	$ (24,222)	$ (1,520,008)	$ 20,692	$ 317,254
Balances, Shares, at Dec. 31, 2008	378,046,013
Net loss						(280,171)	(25,535)	(305,706)
Other comprehensive income (Note 19)					9,644		1,547	11,191
Comprehensive loss								(294,515)
Shares issued for:
Exercise of stock options, Value	8,661			(2,560)				6,101
Exercise of stock options, Shares	867,500
Private placement, Value, (Note 18 (b)), net of issue costs	390,173	(5,174)						384,999
Private placement, Shares, (Note 18 (b)), net of issue costs	46,304,473
Bonus shares, Value	1,622							1,622
Bonus shares, Shares	125,000
Share purchase plan, Value	469							469
Share purchase plan, Shares	104,566
Convertible credit facility (Note15 (a))			1,367					1,367
Other increase in noncontrolling interests (Note 20)							4,248	4,248
Dilution gains				21,368				21,368
Stock-based compensation				36,175				36,175
Balances, Value, at Dec. 31, 2009	1,886,789	27,386	30,250	348,468	(14,578)	(1,800,179)	952	479,088
Balances, Shares, at Dec. 31, 2009	425,447,552
Net loss						(211,479)	(66,952)	(278,431)
Other comprehensive income (Note 19)					47,653		7,145	54,798
Comprehensive loss								(223,633)
Shares issued for:
Exercise of stock options, Value	67,431			(20,259)				47,172
Exercise of stock options, Shares	5,619,080
Exercise of share purchase warrants, Value (Note 18 (b)), net of issue costs of $9,730	701,120	(15,554)						685,566
Exercise of share purchase warrants, Shares (Note 18 (b)), net of issue costs of $9,730	80,530,509
Conversion of Rio Tinto convertible credit facility, Value (Note 15(a))	437,146		(36,314)					400,832
Conversion of Rio Tinto convertible credit facility, Shares (Note 15(a))	40,083,206
Private placement, Value, (Note 18 (b)), net of issue costs	240,749							240,749
Private placement, Shares, (Note 18 (b)), net of issue costs	15,000,000
Consulting services, Value	3,421							3,421
Consulting services, Shares	261,900
Bonus shares, Value	41,700			1,265				42,965
Bonus shares, Shares	1,581,578
Share purchase plan, Value	565							565
Share purchase plan, Shares	36,844
Convertible credit facility (Note15 (a))			6,064					6,064
Other increase in noncontrolling interests (Note 20)							61,465	61,465
Rights offering (Note 18(d))						(901,918)		(901,918)
Dilution gains				931,979				931,979
Stock-based compensation				42,128				42,128
Balances, Value, at Dec. 31, 2010	$ 3,378,921	$ 11,832	$ 0	$ 1,303,581	$ 33,075	$ (2,913,576)	$ 2,610	$ 1,816,443
Balances, Shares, at Dec. 31, 2010	568,560,669

Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Equity
Exercise of share purchase warrants, issue costs	$ 9,730
Private placement, issue costs	$ 167	$ 3,032

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Cash used in operating activities (Note 21)	$ (294,276)	$ (183,259)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations	6,442	38,725
Purchase of short-term investments	(80,844)	(14,999)
Purchase of long-term investments	(53,109)	(30,391)
Purchase of other long-term investments	(94,999)	(147,449)
Proceeds from sale of other mineral property rights		3,000
Proceeds from redemption of short-term investments	15,000
Proceeds from sale of long-term investments	3,900	3,844
Proceeds from redemption of other long-term investments	30,254	2,236
Expenditures on property, plant and equipment	(675,198)	(38,975)
Increase in environmental bonds	(18,889)
Proceeds from other assets	1,027	172
Cash used in investing activities of continued operations	(866,416)	(183,837)
Cash used in investing activities of discontinued operations		(6,511)
Cash used in investing activities	(866,416)	(190,348)
FINANCING ACTIVITIES
Issue of share capital	785,203	392,877
Proceeds from convertible credit facility (Note 15)		485,000
Proceeds from credit facilities		37,575
Repayment of credit facilities	(3,244)	(2,193)
Increase to deferred charges		(4,565)
Noncontrolling interests' reduction of investment in subsidiaries	(10,387)
Noncontrolling interests' investment in subsidiaries	655,417	3,897
Cash provided by financing activities	1,426,989	912,591
EFFECT OF EXCHANGE RATE CHANGES ON CASH	31,911	42,729
NET CASH INFLOW	298,208	581,713
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	965,823	384,110
CASH AND CASH EQUIVALENTS, END OF YEAR	1,264,031	965,823
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	790,202	277,103
Short-term money market instruments	473,829	688,720
Cash and cash equivalents	$ 1,264,031	$ 965,823

Nature of Operations	12 Months Ended
Dec. 31, 2010
Nature Of Operations
Nature of Operations
1.	NATURE OF OPERATIONS

Ivanhoe Mines Ltd. (the "Company"), together with its subsidiaries (collectively referred to as "Ivanhoe Mines"), is an international mineral exploration, development and production company holding interests in and conducting operations on mineral resource properties principally located in Central Asia and Australia.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The significant accounting policies used in these consolidated financial statements are as follows:

(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest's share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest, to determine if they are variable interest entities ("VIEs"). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE's economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE's economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE's economic performance, the Company uses the equity method of accounting to report their results.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(a)	Principles of consolidation (Continued)

The following table illustrates the Company's policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest
	at December 31, 2010	Method
Ivanhoe Australia Limited (i)	62.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.1%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method

(i)
The Company holds a 62.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries in the Cloncurry region of Queensland, Australia, and also is planning the development of its wholly-owned Merlin Project, a high-grade molybdenum and rhenium deposit.

(ii)
The Company holds a 57.1% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)
Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2010, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were  $1.4 billion and  $0.2 billion, respectively. The maximum exposure to loss related to this VIE is  $2.4 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(a)	Principles of consolidation (Continued)
(iv)
The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9(a)).

(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and composition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the estimated future operating results and net cash flows from property, plant and equipment, depreciation and depletion, stock-based compensation, beneficial conversion feature, estimated fair value of share purchase warrants, estimated fair value of derivatives and embedded derivatives, and the anticipated costs and timing of asset retirement obligations.

(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss) within shareholders' equity.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. This occurs when coal is either loaded onto a train or truck or when it is unloaded at the final destination, depending on the terms of the sales contract.

(e)	Cash and cash equivalents

Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.

(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2010 of less than one year.

(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

(h)	Long-term investments

Long-term investments in companies in which Ivanhoe Mines has voting interests between 20% and 50%, or where Ivanhoe Mines has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Ivanhoe Mines' share of the investees' earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either "available-for-sale" or "held-for-trading". Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income as a separate component of shareholders' equity, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(h)	Long-term investments (Continued)

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either "available-for-sale" or "held-for-trading".

(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Generally, exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Ivanhoe Mines reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(k)	Stripping costs

Stripping costs incurred during the production phase of a mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred.

(l)	Asset retirement obligations

Ivanhoe Mines recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

(m)	Stock-based compensation

The Company has an Employees' and Directors' Equity Incentive Plan which is disclosed in Note 18. The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying statutory tax rates applicable to future years to differences between the financial statement's carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effect of potentially dilutive stock options, share purchase warrants and the Rio Tinto convertible credit facility was antidilutive in the years ending December 31, 2010 and 2009.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2010	2009
Options	16,712,070	21,158,270
Share purchase warrants	47,962,941	128,493,450
Convertible credit facility	—	39,067,775

Total potentially dilutive shares	64,675,011	188,719,495

In February 2011, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 18 (d)). In accordance with the Financial Accounting Standards Board Accounting Standards Codification ("ASC") guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the years ended December 31, 2010 and 2009 have been multiplied by a factor of 1.06.

(p)	Segmented reporting

The Company has three operating segments, its development division located in Mongolia, its coal division located in Mongolia, and its exploration division with projects located primarily in Australia and Mongolia.

(q)	Comparative figures

Certain of the comparative figures have been adjusted retroactively for a bonus element contained in the rights offering (Note 2 (o)). In particular, the Company has adjusted the weighted average number of common shares outstanding and loss per share in the prior period.

IVANHOE MINES LTD.

Notes to the Consolidated Financial Statements

(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)
(r)	Accounting changes
•
In January 2010, the ASC guidance for fair value measurements and disclosures was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements and enhanced detail in the level 3 reconciliation. The updated guidance clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, except for the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

•
In June 2009, the ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a VIE. This qualitative analysis identifies the primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

(s)	Recent accounting pronouncements
•
In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance requiring a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The updated guidance is effective for the Company's fiscal year beginning January 1, 2011. The Company does not expect the updated guidance to have a material impact on its financial position or results of operations.

Exploration Expenses	12 Months Ended
Dec. 31, 2010
Exploration Expenses
Exploration Expenses
3.	EXPLORATION EXPENSES

Generally, exploration costs are charged to operations in the period incurred until it has been determined that a property has economically recoverable reserves, at which time subsequent exploration costs and the costs incurred to develop a property are capitalized.

Summary of exploration expenditures by location:

	Years Ended
	December 31,
	2010	2009
Mongolia
Oyu Tolgoi (1)	$83,358	$107,381
Coal Division	49,175	21,499
Other Mongolia Exploration	2,007	2,004

	134,540	130,884
Australia	73,844	41,465
Indonesia	4,594	3,145
Other	5,648	1,568

	$218,626	$177,062

(1)
Until March 31, 2010, exploration costs charged to operations included development costs associated with the Oyu Tolgoi Project in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2010, additions to property, plant and equipment for the Oyu Tolgoi Project totalled  $911.0 million, which included development costs.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations
Discontinued Operations
4.	DISCONTINUED OPERATIONS

	Years Ended December 31,
	2010	2009

Savage River (a)	$6,585	$26,816
Indonesia Coal Division (b)	—	(30,461)

	$6,585	$(3,645)

(a)
In February 2005, Ivanhoe Mines sold the Savage River Iron Ore Project in Tasmania, Australia for two initial payments totalling  $21.5 million, plus a series of five contingent, annual payments that commenced on March 31, 2006. The annual payments are based on annual iron ore pellet tonnes sold and an escalating price formula based on the prevailing annual Nibrasco/JSM pellet price.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
4.	DISCONTINUED OPERATIONS (Continued)

(a)	(Continued)

In 2010, Ivanhoe Mines received two payments totalling  $6.4 million in relation to the fifth annual contingent payment. The original purchaser of the Savage River Project has disputed the estimated  $22.1 million remaining balance of the fifth annual contingent payment. Ivanhoe Mines is committed to collecting this amount in full and has included the  $22.1 million in accounts receivable as at December 31, 2010 (Note 7). In 2010, Ivanhoe Mines initiated arbitration proceedings by filing a Request for Arbitration with the ICC International Court of Arbitration (ICC). In January 2011, the ICC determined that the location of arbitration is Sydney, Australia and that the matter will be submitted to a sole arbitrator. The provisional timetable is yet to be finalized between the parties and the sole arbitrator.

To date, Ivanhoe Mines has received $144.4 million in proceeds from the sale.

(b)
During December 2009, Ivanhoe Mines sold the Indonesia Coal Division, which was composed entirely of the Mamahak Coal Project ("Mamahak"). Ivanhoe Mines divested its 85.0% interest in Mamahak to Kangaroo Resources Limited ("Kangaroo") for consideration comprising of  $1.0 million cash and 50.0 million shares of Kangaroo possessing a fair value of  $8.8 million. Ivanhoe Mines incurred transaction costs of  $1.0 million related to the disposition of Mamahak.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents
Cash and Cash Equivalents
5.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents at December 31, 2010 included SouthGobi's balance of  $492.0 million (December 31, 2009 —  $357.3 million) and Ivanhoe Australia's balance of  $59.3 million (December 31, 2009 —  $10.6 million), which were not available for Ivanhoe Mines' general corporate purposes.

Short-Term Investments	12 Months Ended
Dec. 31, 2010
Short-Term Investments
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments at December 31, 2010 included SouthGobi's balance of  $17.5 million (December 31, 2009 —  $15.0 million) and Ivanhoe Australia's balance of  $80.8 million (December 31, 2009 —  $nil), which were not available for Ivanhoe Mines' general corporate purposes.

Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable
Accounts Receivable
7.	ACCOUNTS RECEIVABLE

	December 31,
	2010	2009

Contingent income (Note 4 (a))	$22,105	$20,868
Refundable taxes	20,338	11,787
Trade receivables	15,297	5,201
Accrued interest	2,321	133
Related parties (Note 22)	2,127	676
Other	3,553	684

	$65,741	$39,349

Inventories	12 Months Ended
Dec. 31, 2010
Inventories
Inventories
8.	INVENTORIES

	December 31,
	2010	2009

Stockpiles	$3,637	$9,553
Materials and supplies	36,927	8,462

	$40,564	$18,015

Long-Term Investments	12 Months Ended
Dec. 31, 2010
Long-Term Investments
Long-Term Investments
9.	LONG-TERM INVESTMENTS

	December 31,
	2010	2009

Investments in companies subject to significant influence:
Altynalmas Gold Ltd. (a)	$—	$9,860
Exco Resources N.L. (b)	16,991	10,499
Available-for-sale equity securities (c)	103,431	43,304
Held-for-trading equity securities (d)	10,235	9,876
Other equity securities, cost method (e)	20,534	19,972

	$151,191	$93,511

(a)
On October 3, 2008, Ivanhoe Mines closed an agreement with several strategic partners whereby Altynalmas issued shares to acquire a 100% participating interest in BMV and a 100% participating interest in Intergold Capital LLP ("IGC"). Both IGC and BMV are limited liability partnerships established under the laws of Kazakhstan that are engaged in the exploration and development of minerals in Kazakhstan. As a result of this transaction, Ivanhoe Mines' investment in Altynalmas was diluted to 49%. Ivanhoe Mines ceased consolidating Altynalmas on October 3, 2008 and commenced equity accounting for its investment.

On March 8, 2010, all of the parties to the original agreement agreed to put themselves into the position they would be in as if a certain entity was not a party to the original agreement. The corresponding amendments made to the original agreement resulted in Ivanhoe Mines' interest in Altynalmas increasing from 49% to 50%.

	December 31,
	2010	2009

Amount due from Altynalmas	$100,545	$68,533
Carrying amount of equity method investment	(100,545)	(58,673)

Net investment in Altynalmas	$—	$9,860

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
9.	LONG-TERM INVESTMENTS (Continued)

(a)	(Continued)

Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate plus 3.0% and are due on demand.

During 2010, Ivanhoe Mines recorded a $41.9 million (2009 — $44.7 million) equity loss on this investment.

(b)	During 2010, Ivanhoe Mines acquired 13.5 million shares of Exco Resources N.L. ("Exco") at a cost of $5.3 million (Aud $5.9 million).

During 2009, Ivanhoe Mines acquired 1.8 million shares of Exco at a cost of $0.1 million (Aud $0.2 million) on the open market.

During 2009, Ivanhoe Mines acquired an additional 5.1 million shares of Exco at a cost of  $1.0 million (Aud $1.2 million) by way of a private placement. In a subsequent private placement, also during 2009, Ivanhoe Mines acquired an additional 8.3 million shares of Exco at a cost of  $1.9 million (Aud $2.0 million).

During 2010, Ivanhoe Mines recorded a $0.8 million (2009 — $1.2 million) equity loss on this investment.

At December 31, 2010, the market value of Ivanhoe Mines' 22.9% investment in Exco was $45.4 million (Aud $44.4 million).

(c)	Available-for-sale equity securities

	December 31, 2010				December 31, 2009
	Equity	Cost	Unrealized	Fair	Equity	Cost	Unrealized	Fair
	Interest	Basis	Gain (Loss)	Value	Interest	Basis	Gain (Loss)	Value

Entrée Gold Inc.	12.1%	$19,957	$27,746	$47,703	14.3%	$19,957	$12,799	$32,756
Aspire Mining Limited (i)	19.8%	20,280	31,727	52,007	—	—	—	—
Emmerson Resources Limited	10.0%	3,636	(304)	3,332	10.0%	3,107	6,637	9,744
Intec Ltd. (ii)	1.9%	36	91	127	4.8%	521	(3)	518
Other	—	60	202	262	—	60	226	286

		$43,969	$59,462	$103,431		$23,645	$19,659	$43,304

(i)	During December 2010, Ivanhoe Mines acquired 105.9 million common shares of Aspire Mining Limited at a cost of $20.3 million (Aud $20.1 million) by way of a private placement.

(ii)	During 2010, Ivanhoe Mines recorded an impairment provision of $0.5 million against the investment in Intec Ltd. ("Intec") based on an assessment of the fair value of Intec.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
9.	LONG-TERM INVESTMENTS (Continued)

(d)	Held-for-trading equity securities

As at December 31, 2010, the market value of Ivanhoe Mines' 4.8% investment in Kangaroo Resources Limited was  $10.2 million, resulting in an unrealized gain of  $0.4 million during the year ended December 31, 2010.

(e)	Other equity securities, cost method

	December 31, 2010		December 31, 2009
	Equity	Cost	Equity	Cost
	Interest	Basis	Interest	Basis

Ivanhoe Nickel & Platinum Ltd. (i)	7.9%	$19,491	6.1%	$18,929
GoviEx Gold Inc.	1.5%	1,043	1.5%	1,043

		$20,534		$19,972

(i)	During 2010, Ivanhoe Mines acquired 125,665 common shares of Ivanhoe Nickel and Platinum Ltd. ("Ivanplats"), a private company, at a cost of $0.6 million.

During 2009, Ivanhoe Mines acquired 1.2 million common shares of Ivanplats from third parties at a cost of  $1.8 million. In addition, during December 2009, Ivanhoe Mines purchased 220,000 common shares of Ivanplats at a cost of  $1.3 million and 250,000 Ivanplats special warrants, convertible into 250,000 common shares of Ivanplats, at a cost of  $1.5 million from certain directors of the Company.

During November 2009, Ivanhoe Mines acquired 1.1 million units of Ivanplats at a cost of  $9.9 million. Each unit is comprised of one common share, one liquidity right and one-half of one initial public offering ("IPO") warrant. Each liquidity right is convertible into 0.1 of an Ivanplats common share for no additional consideration in the event that a liquidity event does not occur on or before December 31, 2010. The 550,000 IPO warrants vest upon closing of an IPO. If an IPO occurs prior to December 31, 2010, each IPO warrant entitles the holder to purchase one Ivanplats common share at the IPO price up until two years after the closing of the IPO. If an IPO occurs after December 31, 2010, each IPO warrant entitles the holder to purchase 1.1 common shares of Ivanplats at the IPO price up until two years after the closing of the IPO. Neither a liquidity event or an IPO occurred on or before December 31, 2010. Therefore, on December 31, 2010, Ivanhoe Mines acquired 110,000 common shares of Ivanplats upon the conversion of all the liquidity rights.

As at December 31, 2010, Ivanhoe Mines held a 9.8% equity interest in Ivanplats on a fully diluted basis.

Other Long-Term Investments	12 Months Ended
Dec. 31, 2010
Other Long-Term Investments
Other Long-Term Investments
10.	OTHER LONG-TERM INVESTMENTS

	December 31,
	2010	2009

Long-Term Notes (a)	$29,763	$24,689
Government of Mongolia Treasury Bill (b)	80,394	73,152
Government of Mongolia tax prepayment (b)	36,486	—
Money Market investments (c)	45,173	47,194

	$191,816	$145,035

(a)	Long-Term Notes

As at December 31, 2010, the Company held  $65.0 million principal amount of Long-Term Notes (received in 2009 upon completion of the Asset-Backed Commercial Paper restructuring) which was recorded at a fair value of  $29.8 million. The decrease from December 2009 in principal of  $0.2 million was due to principal redemptions ( $3.2 million), offset by the strengthening of the Canadian dollar ( $3.0 million). The Company has designated the Long-Term Notes as held-for-trading. The Long-Term Notes are recorded at fair value with unrealized holding gains and losses included in earnings.

There is a significant amount of uncertainty in estimating the amount and timing of cash flows associated with the Long-Term Notes. The Company has estimated the fair value of the Long-Term Notes considering information provided on the restructuring, the best available public information regarding market conditions and other factors that a market participant would consider for such investments.

The Company is aware of a limited number of trades in the Long-Term Notes that occurred prior to December 31, 2010, but does not consider them to be of sufficient volume or value to constitute an active market. Accordingly, the Company has not used these trades to determine the fair value of its notes.

The Company has used a discounted cash flow approach to value the Long-Term Notes at December 31, 2010 incorporating the following assumptions:

Bankers Acceptance Rate:	1.12%
Discount Rates:	9% to 25%
Maturity Dates:	6.0 years
Expected Return of Principal:
A-1 Notes	100%
A-2 Notes	100%
B Notes	10%
C Notes	0%
IA Notes	0%
TA Notes	100%

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
10.	OTHER LONG-TERM INVESTMENTS (Continued)

(a)	Long-Term Notes (Continued)

Based on the discounted cash flow model as at December 31, 2010, the fair value of the Long-Term Notes was estimated at  $29.8 million. As a result of this valuation, the Company recorded an unrealized trading gain of  $4.0 million for the year ended December 31, 2010.

Continuing uncertainties regarding the value of the assets that underlie the Long-Term Notes, the amount and timing of cash flows and changes in general economic conditions could give rise to a further change in the fair value of the Company's investment in the Long-Term Notes, which would impact the Company's results from operations. A 1.0% increase, representing 100 basis points, in the discount rate will decrease the fair value of the Long-Term Notes by approximately  $1.5 million.

(b)	Government of Mongolia Treasury Bill and Tax Prepayment

On October 6, 2009, Ivanhoe Mines agreed to purchase three Treasury Bills ("T-Bills") from the Mongolian Government, having an aggregate face value of  $287.5 million, for the aggregate sum of  $250.0 million. The annual rate of interest on the T-Bills was set at 3.0%. The initial T-Bill, with a face-value of  $115.0 million, was purchased by Ivanhoe Mines on October 20, 2009 for  $100.0 million and will mature on October 20, 2014.

However, on March 31, 2010 Ivanhoe Mines agreed to an alternative arrangement for the advancement of funds that would not involve the purchase of the remaining two T-Bills. Specifically, rather than purchasing the second and third remaining T-Bills, with face values of  $57.5 million and  $115.0 million respectively, Ivanhoe Mines has agreed to make a series of tax prepayments.

•	The first tax prepayment of $50.0 million was made pursuant to this arrangement on April 7, 2010.

•
The second tax prepayment of  $100.0 million will be made within 14 days of Oyu Tolgoi LLC fully drawing down the financing necessary to enable the complete construction of the Oyu Tolgoi Project, or on June 30, 2011, whichever date is earlier.

The annual rate of interest on the tax prepayments is 1.75% compounding quarterly from the date on which such prepayments are made to the Mongolian Government by Ivanhoe Mines. Unless already off-set fully against Mongolian taxes, the Mongolian Government must immediately repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

The Company has designated the T-Bill and first tax prepayment as available-for-sale investments because they were not purchased with the intent of selling them in the near term and the Company's intention to hold them to maturity is uncertain. The fair values of the T-Bill and first tax prepayment are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
10.	OTHER LONG-TERM INVESTMENTS (Continued)

(b)	Government of Mongolia Treasury Bill and Tax Prepayment (Continued)

The Company has used a discounted cash flow approach to value the T-Bill at December 31, 2010 incorporating the following assumptions:

T-Bill
Face Value:	$115,000,000
Discount Rates:	9.9%
Term to Maturity	3.8 years

Based on the discounted cash flow model as at December 31, 2010, the fair value of the T-Bill was estimated at  $80.4 million. As a result of this valuation, Ivanhoe Mines recorded an unrealized gain of  $4.4 million in accumulated other comprehensive income for the year ended December 31, 2010.

The Company has used a discounted cash flow approach to value the first tax prepayment at December 31, 2010 incorporating the following assumptions:

First Tax
Prepayment
Face Value:	$50,000,000
Discount Rates:	9.9%
Term to Maturity	4.3 years

Based on the discounted cash flow model as at December 31, 2010, the fair value of the first tax prepayment was estimated at  $36.5 million. As a result of this valuation, Ivanhoe Mines recorded an unrealized loss of  $14.2 million in accumulated other comprehensive income for the year ended December 31, 2010.

(c)	Money Market Investments

As at December 31, 2010, Ivanhoe Mines held $45.2 million of money market investments with remaining maturities in excess of one year.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
Property, Plant and Equipment
11.	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2010			2009
		Accumulated			Accumulated
		Depletion and			Depletion and
		Depreciation,			Depreciation,
		Including	Net Book		Including	Net Book
	Cost	Write-downs	Value	Cost	Write-downs	Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$10,647	$(1,428)	$9,219	$9,991	$(359)	$9,632

Other mineral property interests
Oyu Tolgoi, Mongolia (a)	$48,120	$(6,316)	$41,804	$43,792	$(6,296)	$37,496
Ovoot Tolgoi, Mongolia (b)	26,831	(766)	26,065	16,264	(83)	16,181
Australia (c)	25,470	(126)	25,344	24,403	(126)	24,277
Other exploration projects	1,252	(1,244)	8	1,335	(1,306)	29

	$101,673	$(8,452)	$93,221	$85,794	$(7,811)	$77,983

Other capital assets
Oyu Tolgoi, Mongolia (a)	$24,203	$(14,471)	$9,732	$16,119	$(11,756)	$4,363
Ovoot Tolgoi, Mongolia (b)	228,241	(24,154)	204,087	74,469	(8,323)	66,146
Australia (c)	46,785	(2,723)	44,062	5,724	(1,557)	4,167
Other exploration projects	3,351	(2,573)	778	2,657	(2,128)	529

	$302,580	$(43,921)	$258,659	$98,969	$(23,764)	$75,205

Capital works in progress
Oyu Tolgoi, Mongolia (a) (d)	$953,581	$—	$953,581	$54,991	$—	$54,991
Ovoot Tolgoi, Mongolia (b)	16,364	—	16,364	970	—	970
Australia (c)	1,604	—	1,604	—	—	—

	$971,549	$—	$971,549	$55,961	$—	$55,961

	$1,386,449	$(53,801)	$1,332,648	$250,715	$(31,934)	$218,781

(a)
Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2010, additions to property, plant and equipment for the Oyu Tolgoi Project totalled  $911.0 million, which included development costs.

A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3).

Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
11.	PROPERTY, PLANT AND EQUIPMENT (Continued)

(c)
Ivanhoe Mines through its majority owned subsidiary, Ivanhoe Australia, owns certain mining and exploration leases in Queensland, Australia, which contain prospective molybdenum, rhenium, copper, gold, zinc, silver and uranium occurrences.

On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.

(d)
In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of  $241.1 million (Cdn $244.7 million). Ivanhoe Mines used  $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 21 (b)).

Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for  $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets
Other Assets
12.	OTHER ASSETS

	December 31,
	2010	2009

Environmental bond	$22,555	$3,427
Deferred rights offering fees	4,404	—
Deferred SouthGobi Hong Kong listing fees	—	4,565
Transaction costs (Note 15 (b))	2,800	5,601
Advances	1,253	1,187
Restricted cash	965	852
Other	1,906	595

	$33,883	$16,227

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
13.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2010	2009

Accounts payable	$68,646	$36,454
Accrued construction costs	183,030	11,737
Payroll and other employee related payables	126	2,097
Amounts payable to related parties (Note 22)	8,726	4,840

	$260,528	$55,128

Amounts Due Under Credit Facilities	12 Months Ended
Dec. 31, 2010
Amounts Due Under Credit Facilities
Amounts Due Under Credit Facilities
14.	AMOUNTS DUE UNDER CREDIT FACILITIES

	December 31,
	2010	2009

Current
Non-revolving bank loans (a)	$14,615	$14,544
Revolving line of credit facility (b)	—	3,000

	$14,615	$17,544

Non-Current
Two-year extendible loan facility (c)	$40,080	$37,979

(a)	In October 2007, Ivanhoe Mines obtained non-revolving bank loans which are due on demand and secured against certain securities and other investments.

(b)	In December 2009, Ivanhoe Mines obtained a one year revolving line of credit facility, which is secured against certain equipment in Mongolia.

(c)	In April 2009, Ivanhoe Mines obtained a non-revolving, two-year extendible loan facility, which is secured against certain securities and other investments.

Convertible Credit Facilities	12 Months Ended
Dec. 31, 2010
Convertible Credit Facilities
Convertible Credit Facilities
15.	CONVERTIBLE CREDIT FACILITIES
(a)	Rio Tinto

	December 31,
	2010	2009

Principal amount of convertible credit facility	$350,000	$350,000
Accrued paid-in-kind interest	50,832	40,678

	400,832	390,678

(Deduct) add:
Beneficial conversion feature	(36,314)	(30,250)
Share purchase warrants	(9,403)	(9,403)
Accretion of discount	45,717	27,891

	400,832	378,916
Credited to share capital upon conversion	(400,832)	—

	$—	$378,916

In September 2007, Rio Tinto provided the Company with a  $350.0 million convertible credit facility to finance ongoing mine development activities at the Oyu Tolgoi Project. In 2007, the Company made an initial draw against the credit facility of  $150.0 million and further draws totalling  $200.0 million were made in 2008.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
15.	CONVERTIBLE CREDIT FACILITIES (Continued)
(a)	Rio Tinto (Continued)

Amounts advanced under the credit facility bore interest at a rate per annum equal to the three-month London Inter-Bank Offered Rate plus 3.3%, and matured on September 12, 2010. In September 2010, the Company issued 40.1 million common shares to Rio Tinto upon the automatic conversion of the maturing convertible credit facility. The  $350.0 million outstanding principal and  $50.8 million accrued interest were converted at a price of  $10.00 per common share.

On the date of conversion, the  $437.1 million aggregate carrying amount of the convertible credit facility liability ( $400.8 million) and associated beneficial conversion feature ( $36.3 million) was credited to share capital to reflect the common shares issued.

As part of the credit facility transaction, Rio Tinto also received share purchase warrants exercisable to purchase up to 35.0 million common shares of the Company at a price of  $10.00 per share for a period of five years (Note 18 (c)).

During 2010, Ivanhoe Mines capitalized $2.7 million of interest expense and $6.2 million of accretion expense incurred on the convertible credit facility.

(b)	China Investment Corporation

	December 31,
	2010	2009

Principal amount of convertible debenture	$500,000	$500,000

(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	69	10
Reduction of carrying amount upon partial conversion	(93,370)	—

Carrying amount of debt host contract	93,407	186,718

Embedded derivative liability	154,877	358,272

Convertible credit facility	248,284	544,990

Accrued interest	6,312	4,712

Transaction costs allocated to deferred charges	(2,800)	(5,601)

Net carrying amount of convertible debenture	$251,796	$544,101

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
15.	CONVERTIBLE CREDIT FACILITIES (Continued)
(b)	China Investment Corporation (Continued)

On November 19, 2009, SouthGobi issued a convertible debenture to a wholly owned subsidiary of China Investment Corporation ("CIC") for  $500.0 million. The convertible debenture is secured, bears interest at 8.0% and has a term of 30 years. The financing primarily will support an accelerated investment program in Mongolia and up to  $120.0 million of the financing may also be used for working capital, repayment of debt due on funding, general and administrative expense and other general corporate purposes.

Key financial terms of the convertible debenture include:
•
Interest — 6.4% payable semi-annually in cash and 1.6% payable annually in shares of SouthGobi. The number of SouthGobi shares issued upon the settlement of interest is calculated using the 50-day volume-weighted average price ("VWAP").

•	Term — 30 years.

•	Security — First charge over SouthGobi's assets, including shares of its material subsidiaries.

•	Conversion price — Lower of Cdn $11.88 or the 50-day VWAP at the date of conversion, subject to a floor price of Cdn $8.88 per share.

•	Investor's conversion option — CIC has the right to convert the debenture, in whole or in part, into common shares of SouthGobi from November 19, 2010 onwards.

•
Issuer's conversion option — SouthGobi has the right to convert up to  $250.0 million of the debenture on the earlier of November 19, 2011 or upon achieving a public float of 25.0% of its common shares under certain agreed circumstances if the conversion price is at least Cdn $10.66. After November 19, 2014, SouthGobi is entitled to convert the debenture, in whole or in part, into its common shares at the conversion price if the conversion price is at least Cdn $10.66.

The convertible debenture is a hybrid instrument containing a debt host contract and three embedded derivatives: the investor's conversion option, issuer's conversion option and share-based interest payment provision. These embedded derivatives were bifurcated from the debt host contract, measured at fair value and bundled together as a single compound embedded derivative liability. Each reporting period the embedded derivative liability is remeasured at fair value with changes in fair value being recognized in earnings.

The initial  $186.7 million carrying amount of the debt host contract is the residual principal amount after bifurcating the  $313.3 million fair value of the embedded derivative liability. A debt discount arises due to the difference between the initial carrying amount of the debt host contract and the amount payable at maturity.

Transaction costs of  $15.0 million were allocated between the embedded derivative liability and debt host contract in proportion to the allocation of the total proceeds between the two components. The  $9.4 million allocated to the embedded derivative liability was expensed immediately. Whereas, the  $5.6 million allocated to the debt host contract is reported in the balance sheet as a deferred charge.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
15.	CONVERTIBLE CREDIT FACILITIES (Continued)
(b)	China Investment Corporation (Continued)

Both the debt discount and deferred charge are amortized as accretion expense over the 30 year contractual life of the convertible debenture using the interest method.

Pursuant to the convertible debentures' terms, SouthGobi had the right to call for the conversion of up to  $250.0 million of the convertible debenture upon SouthGobi achieving a public float of 25.0% of its common shares under certain agreed circumstances. On March 29, 2010, SouthGobi exercised this right and completed the conversion of  $250.0 million of the convertible debenture into 21.5 million shares at a conversion price of  $11.64 (Cdn $11.88). Also on March 29, 2010, SouthGobi settled the  $1.4 million accrued interest payable in shares on the  $250.0 million converted by issuing 0.1 million shares at the 50-day VWAP conversion price of  $15.97 (Cdn $16.29). On April 1, 2010, SouthGobi settled the outstanding accrued interest payable in cash on the  $250.0 million converted with a cash payment of  $5.7 million.

As at March 29, 2010, the fair value of the embedded derivative liability associated with the  $250.0 million converted was  $102.8 million, a decrease of  $9.4 million compared to its fair value at December 31, 2009. The  $347.6 million fair value of the SouthGobi shares issued upon conversion exceeded the  $193.3 million aggregate carrying value of the debt host contract, embedded derivative liability and deferred charges. The difference of  $154.3 million was recorded as a loss on conversion of the convertible debenture.

The embedded derivative liability was valued using a Monte Carlo simulation valuation model. A Monte Carlo simulation model is a valuation model that relies on random sampling and is often used when modeling systems with a large number of inputs and where there is significant uncertainty in the future value of inputs and where the movement in the inputs can be independent of each other. Some of the key inputs used by the Monte Carlo simulation include: floor and ceiling conversion prices, risk-free rate of return, expected volatility of SouthGobi's share price, forward Cdn $ exchange rate curves and spot Cdn $ exchange rates.

As at December 31, 2010, the fair value of the embedded derivative liability was determined to be $154.9 million (December 31, 2009 — $358.3 million).

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
15.	CONVERTIBLE CREDIT FACILITIES (Continued)
(b)	China Investment Corporation (Continued)

Assumptions used in the Monte Carlo valuation model are as follows:

	December 31,	December 31,
	2010	2009

Floor conversion price	Cdn $8.88	Cdn $8.88
Ceiling conversion price	Cdn $11.88	Cdn $11.88
Expected volatility	73%	75%
Risk-free rate of return	3.48%	4.09%
Spot Cdn $ exchange rate	1.01	0.96
Forward Cdn $ exchange rate curve	0.97 - 1.14	0.90 - 0.95

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
16.	INCOME TAXES

As referred to in Note 2(b), Ivanhoe Mines must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Ivanhoe Mines' operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Ivanhoe Mines' financial position and results of operations.

Ivanhoe Mines' (recovery) provision for income and capital taxes for continuing operations consists of the following:

	Years ended December 31,
	2010	2009

Deferred income taxes	$(15,124)	$(14,520)
Capital taxes	2,006	1,055

	$(13,118)	$(13,465)

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
16.	INCOME TAXES (Continued)
Deferred income tax assets and liabilities for continuing operations at December 31, 2010 and 2009 arise from the following:

	December 31,
	2010	2009

Deferred income tax assets
Long-term investments	$60,380	$42,642
Loss carry-forwards	401,271	281,308
Other	21,052	13,290

	482,703	337,240
Valuation allowance	(465,814)	(330,287)

Net deferred income tax assets	16,889	6,953

Deferred income tax liabilities
Property, plant and equipment	11,123	10,888

	11,123	10,888

Deferred income tax assets (liabilities), net	$5,766	$(3,935)

A reconciliation of the provision for income and capital taxes for continuing operations is as follows:

	Years ended December 31,
	2010	2009
Recovery of income taxes based on the combined Canadian federal and provincial statutory tax rates of 28.5% in 2010 and 30.0% in 2009 applied to the net loss from continuing operations	$65,887	$86,997
Deduct
Lower foreign tax rates	2,705	(3,696)
Tax benefit of losses not recognized	(72,969)	(60,189)
Capital taxes	(2,006)	(1,055)
Foreign exchange and other	19,501	(8,592)

Recovery for income and capital taxes	$13,118	$13,465

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
16.	INCOME TAXES (Continued)
At December 31, 2010, Ivanhoe Mines had the following unused tax losses from continuing operations:

		Local	U.S. Dollar	Expiry
		Currency	Equivalent (i)	Dates
Non-capital losses:
Canada	Canadian	$249,258	$249,757	2011 to 2030
Australia	Australian	$207,869	$212,712	(a)
Mongolia	Mongolian Tugrik	2,457,256,318	$1,951,752	(b)
Mongolia	Mongolian Tugrik	42,793,003	$33,990	2011 to 2020
Mongolia	Mongolian Tugrik	61,570,681	$48,904	2011 to 2018
Indonesia	Indonesian Rupiah	101,038,528	$11,231	2011 to 2015
Hong Kong	Hong Kong	$46,272	$5,953	(c)

Capital losses:
Canada	Canadian	$26,970	$27,024	(d)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely, subject to continuity of ownership and business tests.

(b)	These losses are carried forward until production from a mine commences; thereafter, they can be amortized on a straight-line basis.

(c)	These losses are carried forward indefinitely.

(d)	These losses are carried forward indefinitely for utilization against future net realized capital gains.

Ivanhoe Mines also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Ivanhoe Mines had no unrecognized tax benefits as of December 31, 2010 and 2009. Under current conditions and expectations, management does not foresee any significant changes in unrecognized tax benefits that would have a material impact on the Company's financial statements.

During 2010 and 2009, Ivanhoe Mines did not recognize any accrued interest or penalties related to unrecognized tax benefits within the statement of operations or balance sheet.

Ivanhoe Mines is subject to taxes in Canada, Mongolia, Australia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2010 are as follows:

Canada	2003 to 2010
Mongolia	2005 to 2010
Australia	2006 to 2010

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligations
Asset Retirement Obligations
17.	ASSET RETIREMENT OBLIGATIONS

	December 31,
	2010	2009

Balance, beginning of year	$5,436	$3,922
Increase in obligations for:
Changes in estimates	5,957	706
Unrealized foreign exchange	2,049	667
Accretion expense	199	141
Acquisition of Osborne (Note 11 (c))	27,197	—

Balance, end of year	$40,838	$5,436

The total undiscounted amount of estimated cash flows required to settle the obligations is  $90.6 million (December 31, 2009 —  $21.9 million), which has been discounted using credit adjusted risk free rates ranging from 5.6% to 10.8%. The majority of reclamation obligations are not expected to be paid for several years and will be funded from Ivanhoe Mines' cash balances and environmental bonds restricted for the purpose of settling asset retirement obligations.

Share Capital	12 Months Ended
Dec. 31, 2010
Share Capital
Share Capital
18.	SHARE CAPITAL
(a)	Equity Incentive Plan

The Company has an Employees' and Directors' Equity Incentive Plan (the "Equity Incentive Plan"), which includes three components: (i) a Share Option Plan; (ii) a Share Bonus Plan; and (iii) a Share Purchase Plan.

(i)
The Share Option Plan authorizes the Board of Directors of the Company to grant options to directors and employees of Ivanhoe Mines to acquire Common Shares of the Company at a price based on the weighted average trading price of the Common Shares for the five days preceding the date of the grant. Options vest over four years and have seven year contractual terms unless otherwise determined from time to time by the Board of Directors, on the recommendation of the Compensation and Benefits Committee. The Share Option Plan also provides that these options may, upon approval of the Board of Directors, be converted into stock appreciation rights.

(ii)	The Share Bonus Plan permits the Board of Directors of the Company to authorize the issuance, from time to time, of Common Shares of the Company to employees of the Company and its affiliates.

(iii)
The Share Purchase Plan entitles each eligible employee of Ivanhoe Mines to contribute up to seven percent of each employee's annual basic salary in semi-monthly instalments. At the end of each calendar quarter, each employee participating in the Share Purchase Plan is issued Common Shares of the Company equal to 1.5 times the aggregate amount contributed by the participant, based on the weighted average trading price of the Common Shares during the preceding three months.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(a)	Equity Incentive Plan (Continued)

The Company is authorized to issue a maximum of 6.5% of the issued and outstanding Common Shares (December 31, 2010 — 36,956,443) pursuant to the Equity Incentive Plan. At December 31, 2010, an aggregate of 20,244,373 Common Shares were available for future grants of awards under the plan.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination behaviour. Expected volatility is based on the historical volatility of the Company's stock. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the recorded stock-based compensation expense could have been materially different from that reported.

The weighted average grant-date fair value of stock options granted during 2010 and 2009 was Cdn $9.08 and Cdn $5.08, respectively. The fair value of these options was determined using a Black-Scholes option pricing model, recognizing forfeitures as they occur, using the following weighted average assumptions:

	2010	2009
Risk-free interest rate	2.42%	2.10%
Expected life	3.6 years	3.7 years
Expected volatility	77%	74%
Expected dividends	$ Nil	$ Nil

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(a)	Equity Incentive Plan (Continued)

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2010 is as follows:

	Options		Weighted
	Available	Options	Average
	for Grant	Outstanding	Exercise Price
			(Expressed in
			Canadian dollars)
Balances, December 31, 2008	439,893	18,810,470	$9.04
Increase in amount authorized	9,500,794	—	—
Options granted	(9,400,500)	9,400,500	9.59
Options exercised	—	(867,500)	7.47
Options cancelled	6,185,200	(6,185,200)	10.77
Bonus shares	(125,000)	—	—
Shares issued under share purchase plan	(104,566)	—	—

Balances, December 31, 2009	6,495,821	21,158,270	$8.84
Increase in amount authorized	16,560,424	—	—
Options granted	(1,337,500)	1,337,500	15.70
Options exercised	—	(5,639,650)	8.63
Options cancelled	144,050	(144,050)	8.99
Bonus shares	(1,581,578)	—	—
Shares issued under share purchase plan	(36,844)	—	—

Balances, December 31, 2010	20,244,373	16,712,070	$9.45

At December 31, 2010, the U.S. dollar equivalent of the weighted average exercise price was $9.47 (December 31, 2009 — $8.39).

The total intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $71.7 million and $4.7 million, respectively.

As at December 31, 2010, options vested and expected to vest totalled 16,712,070 (December 31, 2009 — 21,158,270) and had an aggregate intrinsic value of  $226.9 million (December 31, 2009 —  $132.1 million).

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(a)	Equity Incentive Plan (Continued)

The following table summarizes information concerning outstanding and exercisable options at December 31, 2010:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise Price	Number	Exercise Price
Prices	Outstanding	Life (in years)	Per Share	Exercisable	Per Share
(Expressed in			(Expressed in		(Expressed in
Canadian			Canadian		Canadian
dollars)			dollars)		dollars)

$2.82 to $7.03	2,575,345	4.82	$3.29	631,810	$3.12
$7.04 to $8.20	4,502,625	4.79	8.10	2,347,500	8.01
$8.21 to $8.96	2,214,100	3.48	8.46	470,350	8.41
$8.97 to $12.62	2,789,300	2.36	10.02	2,298,100	9.92
$12.63 to $26.04	4,630,700	5.44	14.33	730,700	13.72

	16,712,070	4.40	$9.45	6,478,460	$8.88

As at December 31, 2010 there was  $37.1 million of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.3 years.

As at December 31, 2010 the aggregate intrinsic value for fully vested stock options was $91.6 million (December 31, 2009 — $48.1 million).

Upon the closing of the rights offering (Note 18 (d)), the outstanding stock options were adjusted. Specifically, the number of stock options outstanding was increased to 19,206,493.

Stock-based compensation charged to operations was allocated between exploration expenses and general and administrative expenses as follows:

	Year ended December 31,
	2010	2009

Exploration (i)	$33,019	$21,937
General and administrative	31,936	13,898

	$64,955	$35,835

(i)	During 2010, stock-based compensation of $17.1 million (2009 — $nil) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(a)	Equity Incentive Plan (Continued)

Stock-based compensation charged to operations was incurred by Ivanhoe Mines as follows:

	Year ended December 31,
	2010	2009

Ivanhoe Mines Ltd. (i)	$42,855	$21,507
SouthGobi Resources Ltd.	12,062	7,019
Ivanhoe Australia Ltd.	10,038	7,309

	$64,955	$35,835

(i)	During 2010, stock-based compensation of $17.1 million (2009 — $nil) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.
(b)	Rio Tinto Placements

In 2006, the Company and Rio Tinto formed a strategic partnership and entered into a private placement agreement whereby Rio Tinto would invest in Ivanhoe Mines. In October 2006, Rio Tinto completed the first private placement tranche by purchasing approximately 37.1 million shares at a price of  $8.18 per share for total proceeds of  $303.4 million. The second private placement tranche was completed in October 2009, whereby Rio Tinto purchased 46.3 million shares at a price of  $8.38 per share for total proceeds of  $388.0 million. As a result of completing the second tranche, the  $5.2 million carrying amount of the share issuance commitment was reclassified to share capital.

In addition to the first and second private placement tranches, Rio Tinto was granted 92.1 million warrants in 2006, divided into two series (Series A and Series B). In June 2010, Rio Tinto exercised its entire allotment of Series A Warrants. Pursuant to the exercise of the Series A Warrants, the Company issued 46.0 million shares to Rio Tinto at  $8.54 per share for total proceeds of  $393.1 million. As a result, the  $8.9 million carrying value of the Series A Warrants was reclassified from share purchase warrants to share capital.

In December 2010, Rio Tinto exercised 33.8 million Series B Warrants. Pursuant to the partial exercise of the Series B Warrants, the Company issued 33.8 million shares to Rio Tinto at  $8.88 per share for total proceeds of  $300.0 million. As a result,  $6.6 million of the carrying value of the Series B Warrants was reclassified from share purchase warrants to share capital.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(b)	Rio Tinto Placements (Continued)

As at December 31, 2010, 12.2 million Series B Warrants were outstanding. Each warrant is non-transferable and entitles Rio Tinto to purchase one common share of the Company at a price of:
(i)	$8.88 during the period commencing 366 days after the warrant determination date and ending 545 days after the warrant determination date; and

(ii)	$9.02 during the period commencing 546 days after the warrant determination date and ending 725 days after the warrant determination date.
The warrant determination date is the earlier of the date an approved Investment Agreement is reached or October 27, 2009.

Upon the closing of the rights offering (Note 18 (d)), the outstanding Series B Warrants were adjusted. Specifically, the number of Series B Warrants outstanding was increased to 14.1 million, the minimum exercise price was reduced from  $8.88 to  $8.37 and the maximum exercise price was reduced from  $9.02 to  $8.51.

During 2008, Rio Tinto received 243,772 shares and 1.4 million additional share purchase warrants (the "Anti-Dilution Warrants"), divided into two series. In October 2010, Rio Tinto exercised 720,203 of its Anti-Dilution Warrants. Pursuant to the exercise of the Anti-Dilution Warrants, the Company issued 720,203 shares to Rio Tinto at Cdn $3.15 per share for total proceeds of  $2.2 million (Cdn $2.3 million).

As at December 31, 2010, 720,203 Anti-Dilution Warrants were outstanding. The life of the remaining Anti-Dilution Warrants is identical to the Series B Warrants. Each Anti-Dilution Warrant entitles Rio Tinto to purchase one Common Share of the Company at a price of Cdn $3.15. Upon the closing of the rights offering (Note 18 (d)), the outstanding Anti-Dilution Warrants were adjusted. Specifically, the number of Anti-Dilution Warrants outstanding was increased to 827,706 and the exercise price reduced to Cdn $2.97.

Rio Tinto, as part of the Heads of Agreement between Ivanhoe Mines and Rio Tinto dated December 8, 2010, committed to complete the exercise of its remaining Series B Warrants and Anti-Dilution Warrants by their scheduled October 2011 expiry.

In March 2010, the Company issued 15.0 million shares to Rio Tinto at Cdn $16.31 per share for total proceeds of $241.1 million (Cdn $244.7 million) (Note 21 (b)).

In September 2010, the Company issued 40.1 million shares to Rio Tinto upon the conversion of Rio Tinto's maturing convertible credit facility (Note 15 (a) and 21 (b)).

As at December 31, 2010, Rio Tinto's equity ownership in the Company was 40.3% (December 31, 2009 — 19.7%).

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(c)	Rio Tinto Financing

As part of the credit facility transaction disclosed in Note 15 (a), Rio Tinto received Series C Warrants exercisable to purchase up to 35.0 million common shares of Ivanhoe Mines at a price of  $10.00 per share at any time on or before October 24, 2012. As at December 31, 2010, 35.0 million Series C Warrants were exercisable.

Rio Tinto, as part of the Heads of Agreement between Ivanhoe Mines and Rio Tinto dated December 8, 2010, committed to complete the exercise of its entire allotment of Series C Warrants, progressively as required, by January 18, 2012.

Upon the closing of the rights offering (Note 18 (d)), the outstanding Series C Warrants were adjusted. Specifically, the number of Series C Warrants outstanding was increased to 40.2 million and the exercise price reduced to  $9.43.

(d)	Rights Offering

In December 2010, the Company filed a final short form prospectus for a rights offering open to all shareholders on a dilution-free, equal participation basis. In accordance with the terms of the rights offering, each shareholder of record as at December 31, 2010 received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares of the Company at  $13.88 per share or Cdn $13.93 per share, at the election of the holder. The rights traded on the TSX, NYSE and NASDAQ and expired on January 26, 2011.

Upon the closing of the rights offering, the Company issued a total of 84,867,671 common shares for gross proceeds of  $1.18 billion. Expenses and fees relating to the rights offering totalled approximately  $27.1 million.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the  $13.88 or Cdn $13.93 subscription price. Furthermore, the Cdn $13.93 subscription price is not denominated in the Company's U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company's shareholders was accounted for as a derivative financial liability measured at fair value.

On December 23, 2010, rights to be issued under the rights offering began trading on a "when issued" basis. On this date, the Company recognized a derivative financial liability of  $901.9 million associated with the Company's legal obligation to carry out the rights offering. Deficit was adjusted by a corresponding amount. Each reporting period the derivative financial liability is remeasured at fair value with changes being recognized in earnings. During 2010, Ivanhoe Mines recognized a derivative gain of  $135.7 million.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
18.	SHARE CAPITAL (Continued)
(d)	Rights Offering (Continued)

The derivative financial liability is settled as rights are exercised or expire unexercised. The fair value of rights exercised shall be reclassified from the derivative financial liability to share capital at the time of exercise. The fair value of rights that expire unexercised shall be reclassified from the derivative financial liability to additional paid-in capital at the time of expiry.

The fair value of the derivative financial liability was determined by reference to published market quotations for the rights.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME

	December 31,
	2010	2009

Accumulated OCI at beginning of year:
Long-term investments, net of tax of $1,896, $nil	$17,763	$(8,635)
Other long-term investments, net of tax of $nil, $nil	(27,448)	—
Currency translation adjustment, net of tax of $nil, $nil	(6,015)	(18,256)
Noncontrolling interests	1,122	2,669

	$(14,578)	$(24,222)

Other comprehensive income (loss) for the year:
Changes in fair value of long-term investments	$39,801	$29,718
Changes in fair value of other long-term investments	(9,732)	(27,448)
Currency translation adjustments	29,054	12,241
Noncontrolling interests (Note 20)	(7,145)	(1,547)
Less: reclassification adjustments for (gains) losses recorded in earnings:
Investments:
Other than temporary impairment charges	3	—
Gains realized on sale	—	(1,424)

Other comprehensive income, before tax	51,981	11,540
Income tax expense related to OCI	(4,328)	(1,896)

Other comprehensive income, net of tax	$47,653	$9,644

Accumulated OCI at end of year:
Long-term investments, net of tax of $6,224, $1,896	$53,239	$17,763
Other long-term investments, net of tax of $nil, $nil	(37,180)	(27,448)
Currency translation adjustment, net of tax of $nil, $nil	23,039	(6,015)
Noncontrolling interests (Note 20)	(6,023)	1,122

	$33,075	$(14,578)

Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Noncontrolling Interests
Noncontrolling Interests
20.	NONCONTROLLING INTERESTS
At December 31, 2010 there were noncontrolling interests in SouthGobi, Ivanhoe Australia and Oyu Tolgoi:

	Noncontrolling Interests
		Ivanhoe	Oyu Tolgoi
	SouthGobi	Australia	(a)	Total
Balance, December 31, 2008	$17,623	$3,069	$—	$20,692

Noncontrolling interests' share of loss	(19,515)	(6,020)	—	(25,535)
Noncontrolling interests' share of other comprehensive loss	—	1,547	—	1,547
Changes in noncontrolling interests arising from changes in ownership interests	1,258	(122)	—	1,136
Derivative contract	2,594	—	—	2,594
Purchase Metals division from subsidiary	518	—	—	518

Balance, December 31, 2009	$2,478	$(1,526)	$—	$952

Noncontrolling interests' share of loss	(33,193)	(17,056)	(16,703)	(66,952)
Noncontrolling interests' share of other comprehensive income	11,868	7,918	1,382	21,168
Changes in noncontrolling interests arising from changes in ownership interests	305,766	79,756	(338,080)	47,442

Balance, December 31, 2010	$286,919	$69,092	$(353,401)	$2,610

(a)
The Oyu Tolgoi Shareholders' Agreement, which was signed and approved on October 6, 2009, established the basis upon which the Mongolian Government would, in accordance with Mongolian law, through its wholly-state-owned company, Erdenes MGL LLC, obtain and hold an initial 34% equity interest in Oyu Tolgoi and provides for the respective rights and obligations of the shareholders of Oyu Tolgoi.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi upon the receipt of fully registered shares of Oyu Tolgoi. In accordance with the ASC guidance for consolidation accounting, the Company continued to consolidate its remaining 66% interest in Oyu Tolgoi. No value was assigned to the consideration received by the Company as the fair value of neither the consideration received nor the asset relinquished was determinable within reasonable limits. Accordingly, on May 31, 2010, the Company recognized a deficit noncontrolling interest balance of  $338.1 million associated with the noncontrolling interest's share of the carrying amount of Oyu Tolgoi's net deficit. Accumulated other comprehensive income and additional paid-in capital were adjusted by  $14.0 million and  $324.1 million, respectively.

Cash Flow Information	12 Months Ended
Dec. 31, 2010
Cash Flow Information
Cash Flow Information
21.	CASH FLOW INFORMATION
(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2010	2009

Net loss	$(278,431)	$(305,706)
(Income) loss from discontinued operations	(6,585)	3,645
Items not involving use of cash
Stock-based compensation	37,203	35,835
Accretion expense	11,908	14,486
General and administrative expenses	6,525	1,978
Depreciation	15,402	10,140
Gain on sale of other mineral property rights	—	(3,000)
Write-down of carrying values of property, plant and equipment	2,338	1,243
Accrued interest income	(10,600)	(600)
Accrued interest expense	9,664	20,885
Unrealized gain on long-term investments	(360)	(1,099)
Unrealized gains on other long-term investments	(4,508)	(438)
Realized gain on redemption of other long-term investments	(151)	(1,458)
Change in fair value of derivative	(135,680)	—
Change in fair value of embedded derivatives	(100,637)	44,980
Loss on conversion of convertible debenture	154,316	—
Transaction costs on issuance of convertible debenture	—	9,399
Unrealized foreign exchange gains	(9,498)	(33,394)
Share of loss of significantly influenced investees	42,718	45,898
Write-down of carrying value of inventory	14,729	—
Gain on sale of long-term investments	—	(1,424)
Write-down of carrying value of long-term investments	485	—
Deferred income taxes	(15,124)	(14,520)
Bonus shares	27,752	1,622
Net change in non-cash operating working capital items:
Increase in:
Accounts receivable	(20,999)	(875)
Inventories	(32,425)	(2,301)
Prepaid expenses	(6,982)	(4,816)
Increase in:
Accounts payable and accrued liabilities	4,664	15,488

Cash used in operating activities of continuing operations	(294,276)	(164,032)
Cash used in operating activities of discontinued operations	—	(19,227)

Cash used in operating activities	$(294,276)	$(183,259)

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
21.	CASH FLOW INFORMATION (Continued)
(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the Consolidated Statements of Cash Flows were as follows:

	Years Ended December 31,
	2010	2009

Investing activities:
Acquisition of property, plant and equipment (i)	$(195,357)	$—

Financing activites:
Conversion of convertible credit facility (Note 15 (a))	(400,832)	—
Partial conversion of convertible debenture (Note 15 (b))	(349,079)	—

	$(945,268)	$—

(i)
In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of  $241.1 million (Cdn $244.7 million) (Note 18 (b)). The Company used  $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.

(c)	Other supplementary information

	Years Ended December 31,
	2010	2009

Interest paid	$23,163	$717

Income taxes paid	$400	$1,055

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS

The following tables summarize transactions with related parties which were primarily incurred on a cost-recovery basis with a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common or a legal firm which an officer of a subsidiary of the Company is a partner of. The tables summarize related party transactions by related party and by type:

	Years Ended December 31,
	2010	2009

Rio Tinto plc (a)	$23,836	$8,588
Global Mining Management Corporation (b)	13,627	8,982
Ivanhoe Capital Aviation LLC (c)	6,465	5,940
Fognani & Faught, PLLC (d)	476	60
Ivanhoe Capital Corporation (e)	434	211
Ivanhoe Capital Services Ltd. (f)	752	618

	$45,590	$24,399

	Years Ended December 31,
	2010	2009

Exploration and development	$23,836	$8,588
Salaries and benefits	11,437	7,379
Travel (including aircraft rental)	6,465	5,940
Office and administrative	3,376	2,432
Legal	476	60

	$45,590	$24,399

The above noted transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Accounts receivable and accounts payable at December 31, 2010, included  $2.1 million and  $8.7 million, respectively (December 31, 2009 —  $0.7 million and  $4.8 million, respectively), which were due from/to a company affiliated with Ivanhoe Mines, companies related by way of directors or shareholders in common, or a legal firm which an officer of a subsidiary of the Company is a partner of.

(a)
In 2010 and 2009, Rio Tinto completed certain equity transactions with the Company (Note 18 (b)), which increased Rio Tinto's equity ownership in the Company to 40.3% (December 31, 2009 — 19.7%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2010,  $14.0 million (December 31, 2009 —  $nil) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
22.	RELATED PARTY TRANSACTIONS (Continued)
(b)
Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.

(c)
Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Chairman and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.

(d)	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.

(e)
Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Chairman and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.

(f)
Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Chairman and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.

Ivanplats is a private company 38% owned by the Company's Chairman and Chief Executive Officer. During 2010, Ivanhoe Mines purchased common shares of Ivanplats (Note 9 (e)(i)). In January 2011, Ivanhoe Mines sold 1.4 million common shares of Ivanplats for proceeds of  $14.0 million.

Segment Disclosures	12 Months Ended
Dec. 31, 2010
Segment Disclosures
Segment Disclosures
23.	SEGMENT DISCLOSURES

	Year Ended December 31, 2010
	Development	Exploration	Coal	Corporate	Consolidated

REVENUE	$—	$—	$79,777	$—	$79,777
COST OF SALES
Production and delivery	—	—	(66,738)	—	(66,738)
Depreciation and depletion	—	—	(13,306)	—	(13,306)
Write-down of carrying value of inventory	—	—	(14,729)	—	(14,729)

COST OF SALES	—	—	(94,773)	—	(94,773)

EXPENSES
Exploration	(83,358)	(86,093)	(49,175)	—	(218,626)
General and administrative	—	—	—	(84,427)	(84,427)
Depreciation	(645)	(1,226)	(79)	(146)	(2,096)
Accretion of asset retirement obligations	(89)	—	(110)	—	(199)
Gain on sale of other mineral property rights	—	—	—	—	—
Write-down of carrying values of property, plant and equipment	—	—	(2,338)	—	(2,338)

TOTAL EXPENSES	(84,092)	(87,319)	(146,475)	(84,573)	(402,459)

OPERATING LOSS	(84,092)	(87,319)	(66,698)	(84,573)	(322,682)

OTHER INCOME (EXPENSES)
Interest income	3,731	3,928	2,441	6,467	16,567
Interest expense	—	—	(24,125)	(8,702)	(32,827)
Accretion of convertible credit facilities	—	—	(59)	(11,650)	(11,709)
Foreign exchange gains	995	606	1,611	5,488	8,700
Unrealized gains on long-term investments	—	—	360	—	360
Unrealized gains on other long-term investments	—	—	510	3,998	4,508
Realized gain on redemption of other long-term investments	—	—	—	151	151
Change in fair value of derivative	—	—	—	135,680	135,680
Change in fair value of embedded derivatives	—	—	100,637	—	100,637
Loss on conversion of convertible credit facility	—	—	(154,316)	—	(154,316)
Transaction costs on issuance of convertible debenture	—	—	—	—	—
Write-down of carrying value of long-term investments	—	—	—	(485)	(485)
Gain on sale of long-term investment	—	—	—	—	—
SouthGobi Hong Kong listing fees	—	—	—	—	—

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(79,366)	(82,785)	(139,639)	46,374	(255,416)
Recovery (provision) for income taxes	89	(1,157)	11,919	2,267	13,118
Share of loss of significantly influenced investees	—	(846)	—	(41,872)	(42,718)

NET LOSS FROM CONTINUING OPERATIONS	(79,277)	(84,788)	(127,720)	6,769	(285,016)
INCOME FROM DISCONTINUED OPERATIONS	—	—	—	6,585	6,585

NET LOSS	(79,277)	(84,788)	(127,720)	13,354	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	16,703	17,056	33,193	—	66,952

NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	$(62,574)	$(67,732)	$(94,527)	$13,354	$(211,479)

CAPITAL EXPENDITURES	$479,575	$19,965	$175,566	$92	$675,198

TOTAL ASSETS	$1,404,329	$318,611	$960,204	$535,330	$3,218,474

During the year ended December 31, 2010, all of the coal division's revenue arose from coal sales in Mongolia. Revenues from the two largest customers were  $45.5 million and  $31.9 million, respectively.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
23.	SEGMENT DISCLOSURES (Continued)

	Year Ended December 31, 2009
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$36,038	$—	$36,038
COST OF SALES
Production and delivery	—	—	(23,611)	—	(23,611)
Depreciation and depletion	—	—	(5,814)	—	(5,814)
Write-down of carrying value of inventory	—	—	—	—	—

COST OF SALES	—	—	(29,425)	—	(29,425)

EXPENSES
Exploration	(107,381)	(48,182)	(21,499)	—	(177,062)
General and administrative	—	—	—	(45,750)	(45,750)
Depreciation	(2,865)	(1,321)	(20)	(120)	(4,326)
Accretion of asset retirement obligations	(88)	—	(53)	—	(141)
Gain on sale of other mineral property rights	—	3,000	—	—	3,000
Write-down of carrying values of property, plant and equipment	—	(266)	—	(977)	(1,243)

TOTAL EXPENSES	(110,334)	(46,769)	(50,997)	(46,847)	(254,947)

OPERATING LOSS	(110,334)	(46,769)	(14,959)	(46,847)	(218,909)

OTHER INCOME (EXPENSES)
Interest income	622	1,199	77	1,689	3,587
Interest expense	—	—	(4,721)	(16,880)	(21,601)
Accretion of convertible credit facilities	—	—	(10)	(14,335)	(14,345)
Foreign exchange gains	(233)	(55)	(1,070)	35,428	34,070
Unrealized gains on long-term investments	—	—	1,099	—	1,099
Unrealized gains on other long-term investments	—	—	(255)	693	438
Realized gain on redemption of other long-term investments	—	—	—	1,458	1,458
Change in fair value of derivative	—	—	—	—	—
Change in fair value of embedded derivatives	—	—	(44,980)	—	(44,980)
Loss on conversion of convertible credit facility	—	—	—	—	—
Transaction costs on issuance of convertible debenture	—	—	(9,399)	—	(9,399)
Write-down of carrying value of long-term investments	—	—	—	—	—
Gain on sale of long-term investment	—	—	—	1,424	1,424
SouthGobi Hong Kong listing fees	—	—	(2,470)	—	(2,470)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(109,945)	(45,625)	(76,688)	(37,370)	(269,628)
Recovery (provision) for income taxes	(27)	1,254	6,337	5,901	13,465
Share of loss of significantly influenced investees	—	(1,191)	—	(44,707)	(45,898)

NET LOSS FROM CONTINUING OPERATIONS	(109,972)	(45,562)	(70,351)	(76,176)	(302,061)
INCOME FROM DISCONTINUED OPERATIONS	—	—	(30,461)	26,816	(3,645)

NET LOSS	(109,972)	(45,562)	(100,812)	(49,360)	(305,706)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	—	6,019	19,516	—	25,535

NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	$(109,972)	$(39,543)	$(81,296)	$(49,360)	$(280,171)

CAPITAL EXPENDITURES	$1,315	$1,446	$36,175	$39	$38,975

TOTAL ASSETS	$160,613	$110,899	$576,568	$686,601	$1,534,681

During the year ended December 31, 2009, all of the coal division's revenue arose from coal sales in Mongolia to two customers. Total revenues by customer were  $23.0 million and  $13.0 million.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
23.	SEGMENT DISCLOSURES (Continued)

	December 31,
	2010	2009
Property, plant and equipment at the end of the year:
Mongolia	$1,259,764	$189,837
Australia	71,010	28,444
Canada	935	168
Other	939	332

	$1,332,648	$218,781

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES

Ivanhoe Mines has, in the normal course of its business, entered into various long-term contracts, which include commitments for future operating payments under contracts for drilling, engineering, equipment rentals and other arrangements as follows:

2011	$864,848
2012	210,740
2013	4,029
2014	1,289
2015 onwards	620

$1,081,526

Due to the size, complexity and nature of the Company's operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated. In the opinion of management, these matters will not have a material effect on the consolidated financial statements of the Company.

Fair Value Accounting	12 Months Ended
Dec. 31, 2010
Fair Value Accounting
Fair Value Accounting
25.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
25.	FAIR VALUE ACCOUNTING (Continued)

The following table sets forth the Company's assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$98,373	$98,373	$—	$—
Long-term investments	113,666	113,458	208	—
Other long-term investments	191,816	45,173	—	146,643

	$403,855	$257,004	$208	$146,643

Liabilities:
Rights offering derivative liability	$766,238	$766,238	—	$—
Embedded derivative liability	154,877	—	154,877	—

	$921,115	$766,238	$154,877	$—

	Fair Value at December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$14,999	$14,999	$—	$—
Long-term investments	53,180	49,119	4,061	—
Other long-term investments	145,035	47,194	—	97,841

	$213,214	$111,312	$4,061	$97,841

Liabilities:
Rights offering derivative liability	$—	$—	$—	$—
Embedded derivative liability	358,272	—	358,272	—

	$358,272	$—	$358,272	$—

The Company's short-term and long-term investments are classified within Level 1 and 2 of the fair value hierarchy as they are valued using quoted market prices of certain investments, as well as quoted prices for similar investments.

The Company's other long-term investments are classified within Level 1 and 3 of the fair value hierarchy and consist of Long-Term Notes, T-Bill, first tax prepayment and Money Market investments.
The Company's rights offering derivative liability is classified within Level 1 of the fair value hierarchy as it is valued using quoted market prices for the rights.

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
25.	FAIR VALUE ACCOUNTING (Continued)

The Company's embedded derivative liability, included within convertible credit facilities (Note 15 (b)), is classified within Level 2 of the fair value hierarchy as it is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value of the Company's Level 3 financial assets (other long-term investments) for the year ended December 31, 2010.

	Long-Term		Tax
	Notes	T-Bills	Prepayment	Totals
Balance, December 31, 2008	$22,301	$—	$—	$22,301

Additions	—	100,000	—	100,000
Accrued interest	—	600	—	600
Foreign exchange gains	2,473	—	—	2,473
Fair value redeemed	(778)	—	—	(778)
Unrealized gain (loss)	693	(27,448)	—	(26,755)

Balance, December 31, 2009	$24,689	$73,152	$—	$97,841

Additions	—	—	50,000	50,000
Accrued interest	—	2,818	645	3,463
Foreign exchange gains	1,180	—	—	1,180
Fair value redeemed	(104)	—	—	(104)
Unrealized gain (loss)	3,998	4,424	(14,159)	(5,737)

Balance, December 31, 2010	$29,763	$80,394	$36,486	$146,643

Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2010
Disclosures Regarding Financial Instruments
Disclosures Regarding Financial Instruments
26.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS
(a)	The estimated fair value of Ivanhoe Mines' financial instruments was as follows:

	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Cash and cash equivalents	$1,264,031	$1,264,031	$965,823	$965,823
Short-term investments	98,373	98,373	14,999	14,999
Accounts receivable	65,741	65,741	39,349	39,349
Long-term investments	151,191	280,181	93,511	154,976
Other long-term investments	191,816	191,816	145,035	145,035

Accounts payable and accrued liabilities	260,528	260,528	55,128	55,128
Amounts due under credit facilities	54,695	54,695	55,523	55,523
Rights offering derivative liability	766,238	766,238	—	—
Convertible credit facilities	254,596	254,596	928,618	940,380

IVANHOE MINES LTD.
Notes to the Consolidated Financial Statements
(Stated in U.S. dollars unless otherwise noted; tabular amounts in thousands)
26.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS (Continued)
(a)	(Continued)

The fair value of Ivanhoe Mines' long-term investments was determined by reference to published market quotations, which may not be reflective of future values.

The fair value of Ivanhoe Mines' other long-term investments, consisting of the Long-Term Notes, T-Bill, first tax prepayment and Money Market investments, was determined by considering the best available data regarding market conditions for such investments, which may not be reflective of future values.

The fair value of the rights offering derivative liability was determined by reference to published market quotations, which may not be reflective of future value.

The fair value of the Rio Tinto convertible credit facility was estimated to approximate the balance of principal and interest outstanding, due primarily to the short-term maturity of this facility.

The fair value of the CIC convertible debenture was estimated to approximate the aggregate carrying amount of the CIC convertible credit facility liability and interest payable. This aggregate carrying amount includes the estimated fair value of the embedded derivative liability which was determined using a Monte Carlo simulation valuation model.

The fair values of Ivanhoe Mines' remaining financial instruments were estimated to approximate their carrying values, due primarily to the immediate or short-term maturity of these financial instruments.

(b)
Ivanhoe Mines is exposed to credit risk with respect to its accounts receivable. The significant concentrations of credit risk are situated in Mongolia and Australia. Ivanhoe Mines does not mitigate the balance of this risk in light of the credit worthiness of its major debtors.

(c)
Ivanhoe Mines is exposed to interest rate risk with respect to the variable rates of interest incurred on the amounts due under credit facilities (Note 14). Interest rate risk is concentrated in Canada. Ivanhoe Mines does not mitigate the balance of this risk.